RETIREMENT BENEFIT PLANS (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Employee Benefits [Abstract]
Plan assets	$ 686	$ 287
Less accrued benefit obligation	(851)	(368)
Accrued benefit liability	$ (165)	$ (81)